Suppliers and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Third parties	$ 5,331	$ 4,004
Related parties	234	230
Total trade and other current payables	$ 5,565	$ 4,234